Leases - Maturity Schedule (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Operating Lease
2023	$ 55
2024	51
2025	47
2026	41
2027	36
Thereafter	133
Total lease payments	364
Less: Imputed interest	(87)
Present value of lease liabilities	277
Finance Lease
2023	10
2024	7
2025	6
2026	6
2027	3
Thereafter	1
Total lease payments	34
Less: Imputed interest	(3)
Present value of lease liabilities	30
Lease Liabilities Payments Due [Abstract]
2023	64
2024	59
2025	54
2026	47
2027	39
Thereafter	135
Total lease payments	398
Less: Imputed interest	(91)
Present value of lease liabilities	$ 307	$ 344